LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED FEBRUARY 12, 2020

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

OF EACH FUND LISTED IN SCHEDULE A

The following disclosure supplements the summary prospectus, prospectus and statement of additional information and takes effect with respect to each Fund as to amounts waived and/or reimbursed to the Fund beginning on the date set forth in Schedule A. Any corresponding existing disclosure about the ability of the manager to recapture amounts waived and/or reimbursed to a Fund is superseded and replaced by the following disclosure. Additionally, for any Fund where the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund, such management fee waiver remains not subject to the recapture provision described below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described in the fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described in the fund’s prospectus or any other lower limit then in effect.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information	Effective Date of Recapture Policy Described Above
LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund	September 30, 2019	June 1, 2020
Western Asset California Municipals Fund	June 28, 2019	March 1, 2020
Western Asset Corporate Bond Fund	April 29, 2019	January 1, 2021
Western Asset Emerging Markets Debt Fund	June 28, 2019	March 1, 2020
Western Asset Global High Yield Bond Fund	April 29, 2019	January 1, 2021
Western Asset Income Fund	November 29, 2019	August 1, 2020
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2019	December 1, 2020
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2019	December 1, 2020
Western Asset Intermediate-Term Municipals Fund	August 1, 2019	April 1, 2020
Western Asset Managed Municipals Fund	June 28, 2019	March 1, 2020
Western Asset Massachusetts Municipals Fund	March 31, 2019	December 1, 2020
Western Asset Mortgage Total Return Fund	April 29, 2019	January 1, 2021
Western Asset Municipal High Income Fund	November 29, 2019	August 1, 2020
Western Asset New Jersey Municipals Fund	August 1, 2019	April 1, 2020
Western Asset New York Municipals Fund	August 1, 2019	April 1, 2020
Western Asset Oregon Municipals Fund	August 30, 2019	May 1, 2020

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information	Effective Date of Recapture Policy Described Above
Western Asset Pennsylvania Municipals Fund	August 1, 2019	April 1, 2020
Western Asset Short Duration High Income Fund	November 29, 2019	August 1, 2020
Western Asset Short Duration Municipal Income Fund	June 28, 2019	March 1, 2020
Western Asset Short-Term Bond Fund	April 29, 2019	January 1, 2021

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio	April 29, 2019	January 1, 2021
Western Asset Variable Global High Yield Bond Portfolio	April 29, 2019	January 1, 2021

Please retain this supplement for future reference.

WASX577557

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